UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock
Exchange Portfolio of BlackRock FundsSM
ANNUAL REPORT | DECEMBER 31, 2009

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Dear Shareholder

In 2009, investors worldwide witnessed a seismic shift in market sentiment as the fear and pessimism that characterized 2008 were replaced by guarded optimism. The single most important reason for this change was the swing from a deep global recession to the beginnings of a global recovery.

At the outset of the year, markets were still reeling from 2008’s nearly unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale worldwide. Ultimately, these actions helped stabilize the financial system, and the economic contraction began to abate.

Stocks fell sharply to start 2009 as investor confidence remained low on fears of an economic depression. After touching their lows in March, stocks galloped higher as massive, coordinated global monetary and fiscal stimulus began to reflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. The financial sector and low-quality securities that had been battered most in the downturn enjoyed the sharpest recovery. The experience in international markets was similar to that seen in the United States. European stocks slightly edged out other developed markets for the year, but emerging markets were the clear winners in 2009. To some extent, this outperformance reflected the stronger recoveries in emerging economies and corporate earnings, but emerging market stocks also saw significant expansion in valuations.

The improvement in the economic backdrop was reflected in fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes for 2009 was the reversal of the flight-to-quality trade seen in 2008. As investors grew more comfortable with risk, high yield finished the year as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing, outpacing most taxable sectors. Despite fundamental challenges, the technical picture remained supportive of the asset class. Municipal fund inflows had a record-setting year; investor expectations of higher taxes boosted demand; and the Build America Bonds program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009. Notably, the program has alleviated tax-exempt supply pressure and attracted the attention of a global audience.

All told, the rebound in sentiment and global market conditions propelled virtually every major benchmark index into positive territory for both the 6-and 12-month periods, with the notable exception of Treasury bonds, which were negatively affected by rising long-term rates.

Total Returns as of December 31, 2009	6-month	12-month
US equities (S&P 500 Index)	22.59%	26.46%
Small cap US equities (Russell 2000 Index)	23.90	27.17
International equities (MSCI Europe, Australasia, Far East Index)	22.07	31.78
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.06)	(9.71)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.95	5.93
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.10	12.91
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	21.27	58.76

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment improved dramatically in the past year, but uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.346 trillion in assets* and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

*	Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary as of December 31, 2009

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed the benchmark S&P 500 Index for the 12-month period.

What factors influenced performance?

•

The Portfolio’s investment in large, stable, global consumer staples companies detracted from performance in 2009, as these more defensive stocks underperformed in the market’s dramatic rally. Large weightings in both Procter & Gamble Co. and Wal-Mart Stores, Inc. detracted in this environment after having outperformed in 2008. Elsewhere, the information technology (IT) sector delivered the greatest sector return within the benchmark for the year. While each of the Portfolio’s holdings in this sector appreciated significantly in 2009, the holdings collectively underperformed due to underweights in the internet, communications equipment and semiconductor industries.

•

Meanwhile, stock selection in the financials sector contributed positively to Portfolio performance during the year as the credit crisis waned and stabilized the financial system. One of the Portfolio’s largest holdings within the sector, American Express Co., rebounded by more than 100% in 2009, after falling sharply in 2008. Stock selection in the energy sector also added value, with the Portfolio’s investment in oil services stocks delivering impressive gains. In addition, underweights in the utilities and telecommunication services sectors benefited performance as these more defensive sectors underperformed the broader market during the year.

Describe recent Portfolio activity.

•

As a result of relative performance and selective trading, the Portfolio’s consumer staples and health care weightings declined during the year, while weightings in IT and financials increased notably. No new positions were established during the period, and the only stock removed from the Portfolio (Wyeth) was sold due to its acquisition by Pfizer, Inc.

Describe Portfolio positioning at period end.

•

As of year end, the Portfolio holds its largest overweights relative to the S&P 500 Index in the consumer staples and energy sectors, while its most notable underweights are in consumer discretionary, utilities and materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
Hewlett-Packard Co.	6%
Berkshire Hathaway, Inc. - Class B	6
International Business Machines Corp.	6
Target Corp.	6
The Procter & Gamble Co.	6
Microsoft Corp.	6
American Express Co.	5
Schlumberger Ltd.	5
Exxon Mobil Corp.	5
Novartis AG - ADR	4

Sector Allocation	Percent of Long-Term Investments
Information Technology	21%
Financials	15
Consumer Staples	15
Health Care	15
Energy	15
Industrials	12
Consumer Discretionary	6
Telecommunication Services	1

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Total Return Based on a $10,000 Investment

1	The Portfolio normally invests largely in a diversified and supervised portfolio of common stocks, or securities convertible into common stocks.

2	This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Shares of the Portfolio are not currently offered to the public.

Performance Summary for the Period Ended December 31, 2009

		Average Annual Total Returns[3]
	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Shares	23.74%	26.10%	2.45%	0.25%
S&P 500 Index	22.59	26.46	0.42	(0.95)

3	See “About Portfolio Performance” on page 6 for a detailed description of performance related information. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Period[4]	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Period[4]
BlackRock Shares	$1,000.00	$1,237.40	$3.50	$1,000.00	$1,022.08	$3.16

4	For the BlackRock Shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period shown).
5	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half-year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	5

About Portfolio Performance

•	BlackRock Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Portfolio’s investment advisor waived or reimbursed a portion of the Portfolio’s expenses. Without such waiver and reimbursement, the Portfolio’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after May 1, 2010.

Disclosure of Expenses

Shareholders of the Portfolio may incur the following charges: (a) expenses related to transactions; and (b) operating expenses including advisory fees and other Portfolio expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2009 and held through December 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments December 31, 2009
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 6.5%
The Boeing Co.	126,232	$6,832,938
General Dynamics Corp.	93,000	6,339,810

		13,172,748

Beverages — 2.5%
The Coca-Cola Co.	87,735	5,000,895

Capital Markets — 1.2%
Ameriprise Financial, Inc.	61,125	2,372,872

Computers & Peripherals — 12.2%
Hewlett-Packard Co.	249,188	12,835,674
International Business Machines Corp.	90,052	11,787,807

		24,623,481

Consumer Finance — 5.4%
American Express Co.	271,045	10,982,743

Diversified Financial Services — 2.6%
JPMorgan Chase & Co.	124,728	5,197,416

Electronic Equipment, Instruments & Components — 0.4%
Agilent Technologies, Inc.(a)	29,749	924,301

Energy Equipment & Services — 6.0%
Schlumberger Ltd.	168,194	10,947,747
Transocean Ltd.(a)	14,795	1,225,026

		12,172,773

Food & Staples Retailing — 3.2%
Wal-Mart Stores, Inc.	119,846	6,405,769

Food Products — 1.0%
General Mills, Inc.	8,497	601,673
Kraft Foods, Inc. - Class A	53,285	1,448,286

		2,049,959

Health Care Equipment & Supplies — 0.5%
Medtronic, Inc.	22,800	1,002,744

Household Products — 5.7%
The Procter & Gamble Co.	191,038	11,582,634

Industrial Conglomerates — 2.4%
General Electric Co.	317,848	4,809,040

Insurance — 5.8%
Berkshire Hathaway, Inc. - Class B(a)	3,602	11,836,172

IT Services — 2.5%
The Western Union Co.	266,480	5,023,148

Life Sciences Tools & Services — 1.5%
Millipore Corp.(a)	42,913	3,104,756

Machinery — 3.4%
Caterpillar, Inc.(b)	119,415	6,805,461

Multiline Retail — 5.8%
Target Corp.(b)	242,683	11,738,577

Oil, Gas & Consumable Fuels — 8.2%
BP Plc - ADR(b)	116,846	6,773,562
Exxon Mobil Corp.	144,677	9,865,525

		16,639,087

Pharmaceuticals — 12.7%
AstraZeneca Plc - ADR(b)	64,000	3,004,160
Johnson & Johnson	115,747	7,455,264
Merck & Co., Inc.(b)	83,999	3,069,323
Novartis AG - ADR	155,916	8,486,508
Pfizer, Inc.	204,166	3,713,780

		25,729,035

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	40,915	834,666

Software — 5.5%
Microsoft Corp.	367,277	11,198,276

Tobacco — 2.6%
Altria Group, Inc.	77,000	1,511,510
Philip Morris International, Inc.	77,000	3,710,630

		5,222,140

Wireless Telecommunication Services — 0.7%
Vodafone Group Plc - ADR	64,452	1,488,197

Total Long-Term Investments (Cost — $42,834,796) — 98.7%		199,916,890

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	2,451,630	2,451,630
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	27,202,500	27,202,500

Total Short-Term Securities (Cost — $29,654,130) — 14.7%		29,654,130

Total Investments (Cost — $72,488,926*) — 113.4%		229,571,020
Liabilities in Excess of Other Assets — (13.4)%		(27,041,507)

Net Assets — 100.0%		$202,529,513

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$69,872,130

Gross unrealized appreciation	$160,013,362
Gross unrealized depreciation	(314,472)

Net unrealized appreciation	$159,698,890

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

ADR American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	7

Schedule of Investments (concluded)

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$2,451,630	$3,592
BlackRock Liquidity Series, LLC Money Market Series	$27,202,500	$9,477

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$199,916,890
Short-Term Securities	2,451,630

Total Level 1	202,368,520

Level 2 – Short-Term Securities	27,202,500
Level 3	—

Total	$229,571,020

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

8	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Statement of Assets and Liabilities

December 31, 2009
Assets
Investments at value - unaffiliated (including securities loaned of $26,252,200) (cost - $42,834,796)	$199,916,890
Investments at value - affiliated (cost - $29,654,130)	29,654,130
Dividends receivable	266,758
Securities lending income receivable - affiliated	3,060
Dividends receivable - affiliated	448
Prepaid expenses	10,265

Total assets	229,851,551

Liabilities
Collateral at value - securities loaned	27,202,500
Investment advisory fees payable	59,608
Other affiliates payable	21,310
Officer’s and Trustees’ fees payable	3,933
Other accrued expenses payable	34,687

Total liabilities	27,322,038

Net Assets	$202,529,513

Net Assets Consist of
Paid-in capital	$53,486,192
Accumulated net realized loss	(8,038,773)
Net unrealized appreciation/depreciation	157,082,094

Net Assets	$202,529,513

Net Asset Value
BlackRock Shares outstanding, unlimited number of shares authorized, $0.001 per value	369,246

Net asset value	$548.49

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	9

Statement of Operations

Year Ended December 31, 2009
Investment Income
Dividends	$4,626,177
Foreign taxes withheld	(40,931)
Dividends - affiliated	3,592
Securities lending - affiliated	9,477

Total income	4,598,315

Expenses
Investment advisory	895,398
Administration	179,092
Professional	83,313
Printing	19,006
Officer and Trustees	15,277
Custodian	12,320
Transfer agent	7,317
Miscellaneous	13,819

Total expenses	1,225,542
Less fees waived by advisor	(99,938)
Less administration fees waived	(25,193)
Less transfer agent fees waived	(463)
Less transfer agent fees reimbursed	(3,075)

Total expenses after fees waived and reimbursed	1,096,873

Net investment income	3,501,442

Realized and Unrealized Gain
Net realized gain from:
Investments	6,756,703
Redemption-in-kind transactions	7,265,291

14,021,994

Net change in unrealized appreciation/depreciation on investments	25,837,784

Total realized and unrealized gain	39,859,778

Net Increase in Net Assets Resulting from Operations	$43,361,220

See Notes to Financial Statements.

10	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Year Ended December 31, 2009	Period October 1, 2008 to December 31, 2008	Year Ended September 30, 2008
Operations
Net investment income	$3,501,442	$901,937	$3,553,843
Net realized gain (loss) from investment transactions	6,756,703	(817,624)	(6,224,405)
Net realized gain from redemption-in-kind transactions	7,265,291	6,279,790	16,333,049
Net change in unrealized appreciation/depreciation	25,837,784	(56,880,388)	(56,243,591)

Net increase (decrease) in net assets resulting from operations	43,361,220	(50,516,285)	(42,581,104)

Dividends to Shareholders From
Net investment income from BlackRock Shares	(3,542,974)	(2,673,321)	(2,897,062)

Capital Share Transactions
Shares issued in reinvestment of dividends	501,567	389,729	446,682
Shares redeemed	(13,336,165)	(9,855,439)	(29,779,215)

Net decrease in net assets derived from capital share transactions	(12,834,598)	(9,465,710)	(29,332,533)

Net Assets
Total increase (decrease) in net assets	26,983,648	(62,655,316)	(74,810,699)
Beginning of period	175,545,865	238,201,181	313,011,880

End of period	$202,529,513	$175,545,865	$238,201,181

Undistributed net investment income	$—	$39,102	$1,810,486

See Notes to Financial Statements.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	11

Financial Highlights

	BlackRock
	Year Ended December 31, 2009	Period October 1, 2008 to December 31, 2008	Year Ended September 30,			Period January 1, 2005 to September 30, 2005
			2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$443.11	$572.26	$676.66	$575.50	$533.63	$520.73

Net investment income[1]	9.12	2.24	8.07	6.21	6.63	4.10
Net realized and unrealized gain (loss)	105.72	(124.70)	(105.98)	100.52	41.58	11.80

Net increase (decrease) from investment operations	114.84	(122.46)	(97.91)	106.73	48.21	15.90

Dividends from net investment income	(9.46)	(6.69)	(6.49)	(5.57)	(6.34)	(3.00)

Net asset value, end of period	$548.49	$443.11	$572.26	$676.66	$575.50	$533.63

Total Investment Return[2]
Based on net asset value	26.10%	(21.35)%[3]	(14.56)%	18.62%	9.06%	3.10%[3]

Ratios to Average Net Assets
Total expenses	0.68%	0.71%[4]	0.65%	0.65%	0.67%	0.71%[4]

Total expenses after fees waived, reimbursed and paid indirectly	0.61%	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]

Net investment income	1.96%	1.94%[4]	1.28%	0.99%	1.20%	1.06%[4]

Supplemental Data
Net assets, end of period (000)	$202,530	$175,546	$238,201	$313,012	$293,551	$292,516

Portfolio turnover	—	—	—	1%	—	—

1	Based on average shares outstanding.

2	Where applicable, total investment returns include the reinvestments of dividends and distributions.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

12	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2009, the Fund had 27 registered portfolios. These financial statements relate to the Fund’s BlackRock Exchange Portfolio (the “Portfolio”). The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: The Portfolio’s policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

The Portfolio values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investment will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the SEC under the 1940 Act. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant.

Redemptions-In-Kind: The Portfolio transferred securities and cash due to redemptions-in-kind. For purposes of generally accepted accounting principles, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Gains and losses resulting from such redemptions-in-kind are shown as redemption-in-kind transactions in the Statement of Operations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date.

Dividends and Distributions: Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid at least annually by the Portfolio. Net realized short-term capital gains, if any, are distributed annually. The Portfolio’s current practice is to retain long-term capital gains and to pay federal taxes thereon at corporate capital gain tax rates on behalf of the shareholders.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives income on the loaned securities but does not receive income on the collateral. The Portfolio may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	13

Notes to Financial Statements (continued)

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Portfolio’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Portfolio’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Fund, on behalf of the Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock to provide investment advisory and administration services.

The Manager is responsible for the management of the Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee based on the average daily value of the Portfolio’s net assets, at the annual rate of 0.50%.

Prior to June 1, 2009, the Manager contractually agreed to waive or reimburse fees or expenses, in order to limit expenses to 0.60% of the Portfolio’s average daily net assets. Effective June 1, 2009, the Manager contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 0.62% of the Portfolio’s average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until May 1, 2010 unless approved by the Board, including a majority of the non-interested Trustees. This expense limit applies to the aggregate expenses incurred on the BlackRock Share class, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by advisor in the Statement of Operations.

PFPC Trust Company, an indirect, wholly owned subsidiary of PNC, serves as custodian for the Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of the Portfolio. The fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of the Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Transfer agent fees are comprised of those fees charged for all shareholder communications, including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per

14	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Notes to Financial Statements (continued)

transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of the Portfolio, check writing, anti-money laundering services, and customer identification services.

PNCGIS and the Manager act as co-administrators for the Portfolio. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average daily net assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentages of average daily net assets of the BlackRock Share class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average daily net assets in excess of $1 billion. In addition, PNCGIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Portfolio has retained BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Portfolio on such investments is shown as securities lending – affiliated on the Statement of Operations. For the year ended December 31, 2009, BIM received $2,476 in securities lending agent fees.

If during a Portfolio’s fiscal year the operating expenses of the BlackRock Share class, that at any time during the prior two fiscal years received a contractual waiver or reimbursement from the Manager, are less than the expense limit for the BlackRock Share class, the Manager is entitled to be reimbursed by the BlackRock Share class up to the amount of fees contractually waived or expenses reimbursed during those prior two fiscal years under the agreement provided that: (1) the Portfolio has more than $50 million in assets and (2) the Manager or an affiliate continues to serve as the Portfolio’s investment advisor or administrator. In the event the expense limit for the BlackRock Share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for the BlackRock Share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for the BlackRock Share class.

As of December 31, 2009, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,
2010	2011
$51,110	$127,694

Waivers of $130,262 previously recorded by the Portfolio, which were subject to recoupment by the Manager, expired on December 31, 2009.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Portfolio reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009, were $0 and $10,778,455, including $9,036,575 of sales representing redemptions-in-kind, respectively.

4. Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Portfolio based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Portfolio did not borrow under the credit agreement during the year ended December 31, 2009.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	15

Notes to Financial Statements (concluded)

reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2009 attributable to redemptions in-kind transactions and the sales of securities with a different book and tax basis were reclassified to the following accounts:

Paid-in capital	$6,414,964
Undistributed net investment income	$2,430
Accumulated net realized loss	$(6,417,394)

The tax character of distributions paid during the fiscal years ended December 31, 2009, December 31, 2008 and September 30, 2008 were as follows:

Ordinary income
12/31/09	$3,542,974
12/31/08	$2,673,321
09/30/08	$2,897,062

As of December 31, 2009, the tax components of accumulated earnings were as follows:

Capital loss carryforward	$(8,038,773)
Net unrealized gains	157,082,094

Total	$149,043,321

As of December 31, 2009, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,
2010	$141,029
2013	1,281,140
2014	233,900
2016	6,382,704

Total	$8,038,773

6. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

The Portfolio invests a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting the information technology sector would have a greater impact on the Portfolio, and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Shares Transactions:

Transactions in BlackRock Shares were as follows:

	Year Ended December 31, 2009	Period October 1, 2008 to December 31, 2008	Year Ended September 30, 2008
Shares issued in reinvestment of dividends	976	896	692
Shares redeemed	(27,895)[1]	(20,979)[2]	(47,029)[3]

Net decrease	(26,919)	(20,083)	(46,337)

[1]	Including (18,383) representing redemptions-in-kind.
[2]	Including (16,641) representing redemptions-in-kind.
[3]	Including (38,559) representing redemptions-in-kind.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of Exchange Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the BlackRock Exchange Portfolio (the “Portfolio”) [one of the twenty-seven portfolios constituting the BlackRock Funds (the “Fund”)] as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the three month period ended December 31, 2008 and for the year ended September 30, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock Exchange Portfolio of the BlackRock Funds as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for the year ended December 31, 2009, the three month period ended December 31, 2008 and for the year ended September 30, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

February 24, 2010

Important Tax Information (Unaudited)

All of the ordinary income distributions paid by BlackRock Exchange Portfolio during the taxable year ended December 31, 2009 qualify for the dividends received deduction for corporations and consist entirely of qualified dividend income for individuals.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	17

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 106 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

18	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 106 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 106 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in term of Trustees who turn 72 prior to December 31, 2013.

2	Date shown is the earliest date a person has served as a trustee for the Fund covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.	173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	173 RICs consisting of 304 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in term of Trustees who turn 72 prior to December 31, 2013.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[4]

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

4	Officers of the Fund serve at the pleasure of the Board.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	19

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[1]

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Jeffery Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Fund serve at the pleasure of the Board.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Co-Administrator and Transfer Agent

PNC Global Investment

Servicing (U.S.) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Portfolio

100 Bellevue Parkway

Wilmington, DE 19809

20	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/ edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the period ended June 30th is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009	21

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios	Prepared Portfolio 2030
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2035
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2040
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2045
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

22	BLACKROCK EXCHANGE PORTFOLIO	DECEMBER 31, 2009

[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EXCH-12/09-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Exchange Portfolio	$17,000	$15,800	$0	$0	$6,100	$6,100	$1,028	$0

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Exchange Portfolio	$414,628	$411,100

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 23, 2010